Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail)		12 Months Ended
		Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Share granted, beginning				1,224,524
Shares granted		8,934,704
Cancellation of granted shares due to termination of executive employment				(200,000)
Shares transferred (vesting)				(322,264)
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
Share granted, beginning		4,415,294	2,910,162	1,738,660
Shares granted		5,702,027
Cancellation of granted shares due to termination of executive employment		(934,310)	(133,186)	(353,294)
Performance shares	[1]		(133,326)
Cancellation of performance shares				(52,992)
Shares transferred (vesting)		(484,651)
Reclassification from assets held for sale		236,344
Reclassification to assets held for sale			(614,860)
Share granted, ending		8,934,704	4,415,294	2,910,162
Restricted and Performance Stock [member] | April 1, 2020 [member]
Disclosure of transactions between related parties [line items]
Shares granted				877,788
Restricted and Performance Stock [member] | September 16, 2020 [member]
Disclosure of transactions between related parties [line items]
Shares granted				700,000
Restricted and Performance Stock [member] | April 7, 2021 [member]
Disclosure of transactions between related parties [line items]
Shares granted			1,386,504
Restricted and Performance Stock [member] | September 22, 2021 [member]
Disclosure of transactions between related parties [line items]
Shares granted			1,000,000

[1]	Refers to the reversal of the provision constituted in view of the significant probability that performance indicators will not be achieved.